Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2020
Intangible Assets
Schedule of intangible assets

	Above market	Above market
	time charter	time charter	Total
(U.S. Dollars in thousands)	Tordis Knutsen	Vigdis Knutsen	intangibles
Intangibles, December 31, 2018	$911	$980	$1,891
Amortization for the year	(303)	(302)	(605)
Intangibles, December 31, 2019	$608	$678	$1,286
Amortization for the period	(152)	(151)	(303)
Intangibles, June 30, 2020	$456	$527	$983